Post-Employment Benefits - Summary of Weighted Average Duration of Defined Benefit Obligation (Detail) - Canada plan [member]	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	14 years 2 months 12 days	14 years 9 months 18 days
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Weighted-average duration, in years	11 years 8 months 12 days	12 years 7 months 6 days